Provisions and contingent liabilities - Additional Information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income tax and social contribution
Contingent liabilities with possible losses
Estimated financial effect of contingent liabilities	R$ 67,145	R$ 63,301
Income tax and social contribution | Risk diversification effect [member]
Contingent liabilities with possible losses
Estimated financial effect of contingent liabilities	32,147	30,312
COFINS
Contingent liabilities with possible losses
Estimated financial effect of contingent liabilities	163,268	153,760
COFINS | Risk diversification effect [member]
Contingent liabilities with possible losses
Estimated financial effect of contingent liabilities	R$ 73,000	R$ 68,738